Other assets and prepaid expenses (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other assets and prepaid expenses
Other assets	€ 2.5	€ 3.5
Reservation of manufacturing capacity
Other assets and prepaid expenses
Prepayments	1.1	2.9
Manufacturing activities
Other assets and prepaid expenses
Prepayments	0.0	0.3
Assets secured for the new premises
Other assets and prepaid expenses
Prepayments	€ 0.5	€ 0.0